Performance Management	Jan. 26, 2026
FPA Global Equity ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The Fund commenced operations and acquired the assets and liabilities of the FPA Global Equity ETF, a series of Northern Lights Fund Trust III (the "Predecessor Fund"), resulting from a reorganization of the Predecessor Fund with and into the Fund, on April 26, 2024. As a result of the acquisition, the Fund is the accounting successor of the Predecessor Fund. Performance results shown in the bar chart and the performance table below for the periods through April 26, 2024, reflect the performance of the Predecessor Fund.

The bar chart and Average Annual Total Returns table below provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual total returns based on NAV compared with those of the MSCI All Country World Index ("ACWI") (Net), a broad-based securities market index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The Fund's performance information is accessible on the Fund's website at https://fpag.fpa.com or by calling (800) 982-4372.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and Average Annual Total Returns table below provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual total returns based on NAV compared with those of the MSCI All Country World Index ("ACWI") (Net), a broad-based securities market index.
Performance Additional Market Index [Text]	The MSCI ACWI (Net) is a stock index designed to track broad global equity-market performance. Maintained by Morgan Stanley Capital International (MSCI), the index comprises the stocks of nearly 3,000 companies from 23 developed countries and 25 emerging markets. Investors cannot invest directly in an index.
Bar Chart [Heading]	Calendar-Year Total Return (before taxes) For each calendar year at NAV
Bar Chart [Table]
Bar Chart Closing [Text Block]

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

Highest Calendar Quarter Return at NAV  12.54%  Quarter Ended 12/31/2022

Lowest Calendar Quarter Return at NAV  (15.60)%  Quarter Ended 6/30/2022

Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	12.54%
Highest Quarterly Return, Date	Dec. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(15.60%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Uses Highest Federal Rate	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns (for periods ended December 31, 2025)	One Year	Since Inception (12/16/21)
Return before taxes	25.52%	12.05%
Return after taxes on distributions[1]	24.42%	11.53%
Return after taxes on distributions and sale of Fund shares[1]	15.05%	9.34%
MSCI ACWI (Net) (reflects no deductions for fees, expenses or taxes)[2]	22.34%	9.85%

[1]  After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

[2]  The MSCI ACWI (Net) is a stock index designed to track broad global equity-market performance. Maintained by Morgan Stanley Capital International (MSCI), the index comprises the stocks of nearly 3,000 companies from 23 developed countries and 25 emerging markets. Investors cannot invest directly in an index.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (for periods ended December 31, 2025)
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees,expenses or taxes)
Performance Availability Website Address [Text]	https://fpag.fpa.com
Performance Availability Phone [Text]	(800) 982-4372
FPA Short Duration Government ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and Average Annual Total Returns table below provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual total returns based on NAV compared with those of the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, and the Bloomberg 1-5 Year Treasury Index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The Fund's performance information is accessible on the Fund's website at https://fpas.fpa.com or by calling (800) 982-4372.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and Average Annual Total Returns table below provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual total returns based on NAV compared with those of the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, and the Bloomberg 1-5 Year Treasury Index.
Bar Chart [Heading]	Calendar Year Total Return (before taxes) For each calendar year at NAV per share
Bar Chart [Table]
Bar Chart Closing [Text Block]

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

Highest Calendar Quarter Return at NAV  2.87%  Quarter Ended 3/31/2025

Lowest Calendar Quarter Return at NAV  1.05%  Quarter Ended 12/31/2025

Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	2.87%
Highest Quarterly Return, Date	Mar. 31, 2025
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	1.05%
Lowest Quarterly Return, Date	Dec. 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns (for the periods ended December 31, 2025)	One Year	Since Inception (10/31/2024)
Return Before Taxes	6.84%	5.57%
Return After Taxes on Distributions[1]	4.78%	3.58%
Return After Taxes on Distributions and Sale of Fund Shares[1]	4.02%	3.40%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)[2]	7.30%	5.68%
Bloomberg 1-5 Year Treasury Index (reflects no deduction for fees, expenses or taxes)[3]	5.84%	5.24%

1  After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

2  The Bloomberg U.S. Aggregate Bond Index is a broad-based securities market index that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, fixed-rate agency mortgage-backed securities, agency-backed securities, and commercial mortgage-backed securities (agency and non-agency).

3  The Bloomberg 1-5 Year Treasury Index measures U.S. dollar-denominated, fixed-rate, nominal debt issued by the U.S. Treasury.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (for the periods ended December 31, 2025)
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	https://fpas.fpa.com
Performance Availability Phone [Text]	(800) 982-4372